Subsequent Events (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 30, 2025	Mar. 23, 2026	Dec. 31, 2025	Jan. 26, 2026	Dec. 31, 2024
Subsequent Event [Line Items]
Repurchased shares	67,534
Stock acquired value			$ 1,000
Mr. Valentis [Member]
Subsequent Event [Line Items]
Percentage of beneficially owned common stock			57.70%		56.90%
Common Stock [Member]
Subsequent Event [Line Items]
Stock acquired value			$ 1,000
Sale of stock price per share	$ 3.91
Repurchased shares	$ 264,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchased shares		10,275,139
Subsequent Event [Member] | Mr. Valentis [Member]
Subsequent Event [Line Items]
Percentage of beneficially owned common stock		58.50%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Repurchased shares		142,720
Stock acquired value		$ 504,000
Sale of stock price per share		$ 3.46
Repurchased shares		$ 2,294
Shares Forfeited		1,000
Subsequent Event [Member] | Piraeus Bank SA [Member]
Subsequent Event [Line Items]
Borrowings outstanding				$ 42,100,000
Subsequent Event [Member] | Piraeus Bank SA [Member] | Contractual Interest Rate Reduction [Member]
Subsequent Event [Line Items]
Interest rate				1.80%